LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long Term Prepayment Deposits and Other Assets [Abstract]
Useful life of the entertainment	Over 10 years or the respective estimated useful life of the entertainment show, whichever is shorter.
Provision for value-added tax receivables	$ 2,813	$ 5,459	$ 30,254
Accounts receivables reclassified from (to) long-term receivables	8,771	(6,128)	5,111
Reclassified from (to) long-term receivables, net	$ 6,940	$ (9,573)	$ 3,993